UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23184

Peachtree Alternative Strategies Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Ford Donohue, President and Principal Executive Officer

3060 Peachtree Road NW Atlanta, Georgia 30305
(Name and address of agent for service)

COPIES TO: Edward C. Lawrence, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street, Portland, Maine 04104-5029
(207) 228-7182

Registrant's telephone number, including area code:	(800) 657-3812

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Peachtree Alternative
Strategies Fund

Semi-Annual Report
October 31, 2017

Homrich & Berg, Inc.
3060 Peachtree Road NW
Atlanta, GA, 30305

Investment Results (Unaudited)

Total Returns(1)

as of October 31, 2017

	Six Months	Since Inception (1/3/17)
Peachtree Alternative Strategies Fund	3.9%	7.4%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	1.6%	3.2%
MSCI All Country World Index(3)	10.2%	19.7%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Peachtree Alternative Strategies Fund (“Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (800) 657-3812. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(2)

The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)

MSCI All Country World Index (“MSCI Index”) captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. The performance of the MSCI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expense. Individuals cannot invest directly in the MSCI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fund Holdings (Unaudited)

(1)	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Peachtree Alternative Strategies Fund
Schedule of Investments

October 31, 2017 (Unaudited)

Portfolio Funds*	% of Net Assets
Equity Long/Short:
Altimeter Offshore Ltd., Class A1N, Series 2017-01	2.0%
Camber Capital Offshore Fund Ltd.	2.6%
Cooper Square Offshore Ltd., Class X	2.1%
Horseman European Select Fund Ltd., Class A	1.4%
Lakewood Capital Offshore Fund Ltd., Class A, Series 1	2.4%
Lansdowne Developed Markets Fund Ltd., Class N	2.8%
Pelham Long/Short Fund Ltd., Class A, Series 1	2.7%
Pleiad Asia Offshore Feeder Fund, Class A-A1, Series 2017-01	1.6%
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 2017-01	0.3%
Seligman Technology Spectrum Fund LLC	3.2%
Soroban Fund LLC, Series 1-E	2.9%
Suvretta Offshore Fund, Ltd., Class 1-A, Series 2017-08	2.7%
TPG Public Equity Partners-A, LP, Class B	3.3%
Total Equity Long/Short	30.0%

Non-Directional:
AQR Delta Offshore Fund, L.P.	4.3%
AQR Delta XN Offshore Fund, L.P., Class B	2.9%
Arrowgrass International Fund Ltd., Class B, Series B-1	7.1%
CFM Institutional Systematic Diversifed Fund LP, Series 1	4.5%
D.E. Shaw Composite International Fund	6.3%
Davidson Kempner Partners	3.1%
Doubleline Opportunistic Income Fund Ltd., Class B	4.4%
King Street Capital Offshore Ltd., Class A, Series 1	8.4%
King Street Capital Offshore Ltd., Class S, Series 113	0.0%(6)
King Street Capital Offshore Ltd., Class S, Series 119	0.0%(6)
King Street Capital Offshore Ltd., Class S, Series 125	0.0%(6)
King Street Capital, L.P.	0.0%(6)
PIMCO Tactical Opportunities Fund, LP	4.5%
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.1%
Renaissance Institutional Diversified Alpha Fund International L.P., Series A	4.6%
Voya Mortgage Investment Fund, Institutional Class, Lead Series	4.5%
Total Non-Directional	54.7%
Total Investments In Portfolio Funds	84.7%

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

October 31, 2017 (Unaudited)

Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date

$3,043,709	$3,276,367	1/3/2017	Semi-Annual	12/31/2017
4,424,756	4,134,730	1/3/2017	Quarterly	12/31/2017
2,850,301	3,422,512	1/3/2017	Quarterly	12/31/2017
1,671,692	2,236,843	1/3/2017	Monthly	11/30/2017
3,459,352	3,756,304	1/3/2017	Quarterly	12/31/2017
4,182,330	4,519,446	1/3/2017	Monthly	11/30/2017
3,711,218	4,285,742	1/3/2017	Monthly	11/30/2017
2,236,663	2,491,804	1/3/2017	Quarterly	12/31/2017 (3)
504,047	558,899	1/3/2017	Quarterly	12/31/2017 (3)
4,500,000	5,115,237	4/1/2017 (4)	Monthly	11/30/2017
4,187,574	4,578,221	1/3/2017	Quarterly	12/31/2017 (3)
4,000,000	4,261,445	8/1/2017	Quarterly	12/31/2017
4,746,089	5,253,037	1/3/2017 (4)	Quarterly	12/31/2017 (3)
$43,517,731	$47,890,587

$6,617,345	$6,865,590	1/3/2017	Bi-Monthly	11/15/2017
4,500,000	4,700,220	4/1/2017 (4)	Bi-Monthly	11/15/2017
11,091,270	11,371,419	1/3/2017 (4)	Quarterly	12/31/2017 (5)
7,000,000	7,099,299	9/1/2017	Weekly	11/10/2017
9,094,344	10,127,227	1/3/2017	Quarterly	12/31/2017
4,745,076	5,008,107	1/3/2017 (4)	Semi-Annual	12/31/2017
7,000,000	7,054,164	3/1/2017 (4)	Quarterly	12/31/2017
13,130,959	13,391,627	1/3/2017 (4)	Quarterly	12/31/2017 (3)
34,215	32,386	1/3/2017	N/A	(7)
63,670	55,068	7/1/2017	N/A	(7)
10,703	10,625	1/3/2017	N/A	(7)
27,193	27,263	2/1/2017	N/A	(7)
7,000,000	7,170,974	7/1/2017 (4)	Semi-Annual	12/31/2017 (8)(9)
86,437	81,473	1/3/2017	N/A	(7)
6,882,890	7,319,220	1/3/2017 (4)	Monthly	11/30/2017
7,002,889	7,139,829	1/3/2017 (4)	Quarterly	12/31/2017 (10)
$84,286,991	$87,454,491
$127,804,722	$135,345,078

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

October 31, 2017 (Unaudited)

Mutual Funds	Shares	% of Net Assets	Cost	Fair Value
Non-Directional:
AQR Multi-Strategy Alternative Fund, Class I	727,651	4.5%	$7,000,000	$7,145,530

Money Market Funds
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.96%(11)	14,668,482	9.2%	$14,668,482	$14,668,482
Total Investments		98.4%	$149,473,204	$157,159,090
Other Assets in Excess of Liabilities		1.6%		$2,565,418
Net Assets		100.0%		$159,724,508

(1)	There were no unfunded capital commitments as of October 31, 2017.
(2)

Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.

(3)	Subject to 25% investor level quarterly gate.
(4)	The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(5)	Subject to a early redemption fee of 3% on redemptions within 1 year of their purchase date.
(6)	Amount is less than 0.05%.
(7)	Redemptions are not permitted until the underlying special investments are sold/liquidated.
(8)	Subject to a early redemption fee of 3% on redemptions within 18 months of their purchase date.
(9)	Subject to 33% investor level semi-annual gate.
(10)	Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(11)	Rate disclosed is the seven day effective yield as of October 31, 2017.
*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

Assets
Investments at fair value (cost $149,473,204)	$157,159,090
Advanced subscriptions in Portfolio Funds	7,000,000
Receivable from investments in Portfolio Funds	280,311
Dividends receivable	16,949
Deferred offering costs	17,814
Prepaid expenses	17,246
Total assets	164,491,410
Liabilities
Subscriptions received in advance	4,670,000
Payable to Sub-Adviser	66,871
Payable for Chief Compliance Officer ("CCO") fees	1,212
Payable to Administrator	13,884
Payable for custody fees	3,132
Payable to trustees	1,008
Other accrued expenses	10,795
Total liabilities	4,766,902
Net Assets	$159,724,508
Net Assets Consist Of
Paid-in capital	$151,174,842
Accumulated net investment loss	(785,952)
Accumulated undistributed net realized gain from investment transactions	1,649,732
Net unrealized appreciation / (depreciation) on investments	7,685,886
$159,724,508
Net Asset Value Per Share
Institutional Shares (based on 1,487,129 shares outstanding; 899,268 additional shares registered; par value $0.001/shares)	$107.40

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Operations

For the six months ended October 31, 2017 (Unaudited)

Investment Income
Dividend income	$68,259
Expenses
Adviser	453,194
Sub-Adviser	193,545
Amortization of offering costs	53,442
Administration	52,105
Audit and tax preparation fees	17,349
Legal	15,333
Registration	14,540
Insurance	10,595
Trustee	10,366
Printing	9,348
CCO	7,500
Custodian	7,042
Miscellaneous	21,339
Total expenses	865,698
Expenses voluntarily waived by Adviser	(453,194)
Net expenses	412,504
Net investment loss	(344,245)
Realized and Change in Unrealized Gain from Investments
Net realized gain on sale of investments	$363,457
Net change in unrealized appreciation on investments	4,734,341
Net realized and change in unrealized gain from investments	5,097,798
Net increase in net assets resulting from operations	$4,753,553

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Period Ended April 30, 2017(1)
Increase/(Decrease) In Net Assets Resulting From:
Operations
Net investment loss	$(344,245)	$(348,588)
Net realized gain on sale of investments	363,457	398,455
Net change in unrealized appreciation/(depreciation) from investments	4,734,341	2,951,545
Net increase in net assets resulting from operations	4,753,553	3,001,412
Capital Share Transactions
Proceeds from issuance of shares	64,429,433	17,516,000
Proceeds from subscriptions in-kind	—	81,939,170
Payments for redemption of shares	(11,415,060)	(500,000)
Net increase in net assets resulting from capital share transactions	53,014,373	98,955,170
Net increase in net assets	57,767,926	101,956,582
Net assets at beginning of period	101,956,582	—
Net assets at end of period	$159,724,508	$101,956,582
Accumulated net investment loss	$(785,952)	$(348,588)
Share Transactions
Shares issued	608,859	171,899
Shares issued from subscriptions in-kind	—	819,392
Shares redeemed	(108,146)	(4,875)
Net increase in share transactions	500,713	986,416

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Financial Highlights

	For the Six Months Ended October 31, 2017 (Unaudited)		For the Period Ended April 30, 2017(1)
Per Share Operating Performance
Net asset value, beginning of period	$103.36		$100.00

Investment operations:

Net investment loss	(0.11)		(0.35)

Net realized and unrealized gains from investments	4.15		3.71

Net change in net assets resulting from operations	4.04		3.36

Net asset value, end of period	$107.40		$103.36

Total return(2)	3.91	%(3)	3.36	%(3)

Net assets, end of period	$159,724,508		$101,956,582

Ratios To Average Net Assets
Expenses after waiver(4)	0.64	%(5)	1.19	%(5)

Expenses before waiver(4)	1.34	%(5)	1.52	%(5)

Net investment loss after waiver(4)	(0.53	%)(5)	(1.15	%)(5)

Portfolio turnover rate	10.03	%(3)	2.78	%(3)

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.
(2)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	Not annualized.
(4)	The ratios do not reflect the Fund’s proportionate share of income and expenses including performance fees/allocations, of the underlying Portfolio Funds.
(5)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements

October 31, 2017 (Unaudited)

1. Organization

Peachtree Alternative Strategies Fund (the “Fund” or “Trust”) was organized on August 19, 2016 as a Delaware statutory trust. The Fund commenced operations on January 3, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds (each a “Portfolio Fund”) that Homrich & Berg, Inc. (the “Adviser”) believes will provide a diversifying return stream to investors. These Portfolio Funds are not registered under the 1940 Act and may be organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income, if any, and expense are accrued each month. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

B. Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser or ABS Investment Management, LLC (the “Sub-Adviser”).

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Portfolio Fund investment managers (“Investment Managers”) does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is subject to the review and supervision of the Valuation Committee and the Board.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by an Investment Manager or third party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Investment Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an Investment Manager are estimated to range from 1.0% to 2.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

charge an incentive allocation or fee which can range up to and in some cases above 20% of a Portfolio Fund’s net profits. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

Based on the information the Adviser typically receives from Portfolio Fund Management, the Fund may not be able to determine, on a look-through basis, if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund’s interests in Portfolio Funds are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investments in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures, and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at October 31, 2017, if it were to liquidate its investments in the Portfolio Funds. Because of the inherent uncertainty of valuation, the value of investments in the Portfolio Funds held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●

Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers for the six months ended October 31, 2017.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

In determining fair values as of October 31, 2017, the Adviser has, as a practical expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. All investments for which fair value is measured using the Portfolio Fund’s net asset value as a practical expedient are not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $135,345,078 have not been categorized.

Investments in mutual funds and money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,145,530	$—	$—	$7,145,530
Money Market Funds	14,668,482	—	—	14,668,482
Total	$21,814,012	$—	$—	$21,814,012

C. Organization and Offering Costs

The Fund incurred offering costs of $106,885, which are capitalized and expensed over 12 months on a straight-line basis. $17,814 of unamortized costs remained as of October 31, 2017.

3. Investment Strategies and Risks

The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance. The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments). Investments may include equity and fixed income securities, currencies and commodities (i.e., agricultural, metals, energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identifying pricing anomalies in equities and other asset classes). Generally this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

The Fund will likely have significant exposure to the long/short equity strategy as the Adviser anticipates that in general, 30-50% of the Fund’s assets will be invested in this strategy. The Adviser may seek recommendations from the Sub-Adviser, regarding purchases and sales of investments in the portion of the Fund’s assets to be invested using the long/short equity strategy.

The balance of Portfolio Funds will be a variety of other hedge fund strategies that are intended to have lower correlation to equity markets over time. Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the Investment Managers may utilize one or more approaches, including but not limited to: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds will engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

4. Investment Advisory Fee and Other Transactions with Affiliates

A. Investment Advisory and Sub-Advisory Fees

The Adviser serves as the Fund’s investment adviser. The Adviser receives an annual fee for its services, computed and paid monthly, of 1.00% of the Fund’s month end net assets, less any amount paid to the Sub- Adviser. The Fund will pay the Sub-Adviser an annual fee for its services, computed and paid monthly, of 0.85% of the value of Portfolio Funds recommended by the Sub-Adviser.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.50% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until, at least, August 31, 2018 and may only be terminated prior to that date by the Board. Expenses reimbursed and/or fees waived by the Adviser may be recouped by the Adviser for a period of three fiscal years following the date such reimbursement or waiver was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived. Effective March 1, 2017, the Adviser voluntarily agreed to waive 100% of its advisory fees. For the six months ended October 31, 2017, the Adviser voluntarily waived fees in the amount of $453,194. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $47,461 which is recoverable through April 30, 2020.

B. Administration, Compliance Consulting, Fund Accounting and Transfer Agent Fees

Pursuant to an agreement between the Fund and Ultimus Fund Solutions, LLC, (“Administrator”, or “Ultimus”), the Administrator provides administration, compliance consulting, fund accounting and transfer agent services to the Fund and supplies certain officers to the Fund including a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Compliance Officer.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

The Fund pays the Administrator a basis point fee, subject to fee minimums, for administrative, fund accounting, and transfer agent services, a fixed annual fee based on the net assets of the Fund for compliance consulting services and certain out of pocket expenses.

C. Distribution

Ultimus Fund Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

D. Custodian Fees

The Huntington National Bank, N.A. (the “Custodian”), is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign sub-custodians, subject to policies and procedures approved by the Board.

E. General

Certain officers of the Fund are officers, directors and/or trustees of the Adviser, Administrator or the Distributor. Independent trustees are paid a $2,500 for each regularly scheduled Board meeting and $1,250 for each special Board meeting attended, for their services to the Fund. Interested trustees and officers of the Trust are not paid for services directly by the Fund.

5. Capital Share Transactions

Shares of the Fund will be traded for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written repurchase offers, but is not obligated to do so.

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Shares or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

6. Purchases and Sales of Portfolio Funds

Aggregate purchases and proceeds from sales of Portfolio Funds for the six months ended October 31, 2017 amounted to $58,924,756 and $11,102,428, respectively. There were no purchases or sales of U.S. government obligations for the six months ended October 31, 2017.

7. Distributions

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

8. Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of October 31, 2017:

Gross unrealized appreciation	$6,380,578
Gross unrealized depreciation	(386,117)
Net unrealized appreciation	$5,994,461

As of October 31, 2017, the aggregate cost of investment entities for federal tax purposes was $151,164,629. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies.

As of September 30, 2017, the Fund’s most recent tax year end, the following reclassification was made on the statement of Assets and Liabilities for the Fund:

Paid-in Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain from Investments
$ (794,701)	$ (93,119)	$ 887,820

Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

As of September 30, 2017, the Fund’s most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,272,152
Undistributed Long Term Capital Gains	341,271
Accumulated Earnings	2,613,423
Unrealized appreciation / (depreciation)	4,647,662
Total	$7,261,085

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (ie, all open tax periods since inception). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9. Control Persons

A control person is a shareholder who owns beneficially, or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of October 31, 2017, there were no beneficial owners, either directly or indirectly, of more than 25% percent of the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

Approval of Investment Advisory Agreement (Unaudited)

The Board, including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, has reviewed and approved the Amended Investment Advisory Agreement between the Adviser and the Fund for a term of one year. Approval took place at an in person meeting held on September 27, 2017, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Amended Investment Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Adviser. The most recent Form ADV for the Adviser was reviewed by the Trustees. The Trustees specifically reviewed the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who oversee the day-to-day investment management and operations of the Fund. The Trustees considered the Adviser’s process for identifying investment managers and portfolio funds in which the Fund will invest, as well as, the Adviser’s recommendation that the Fund retain an independent third party to perform the operational due diligence on potential portfolio funds. The Trustees discussed the support resources available for investment research, compliance and operations. The Trustees were mindful that the investment process that will be used by the Adviser in managing the Fund is similar to that used to manage a predecessor fund, H&B Hedge Fund, LLC (the “Predecessor Fund”). After further discussion, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Performance of the Adviser

The Trustees compared the performance of the Fund since its inception on January 3, 2017 through July 31, 2017 with the performance of its benchmark index, the Barclays US Aggregate Bond TR USD (“Barclays US Aggregate Bond”), the MSCI World NR USD (“MSCI ACWI”) and similarly structured closed-end funds that provide the possibility for quarterly tender offers (the “Peer Group”). They noted that the Fund outperformed the Barclays US Aggregate Bond index and trailed the MSCI ACWI index during that time period. The Trustees also considered that the Fund outperformed most of the Peer Group for the time period. After further discussion, the Trustees concluded that they were satisfied with the Adviser’s performance.

Cost of Advisory Services and Profitability

The Trustees next considered information regarding the Fund’s expense ratio and its various components, including the Adviser’s decision to cap the Fund’s annual operating expense. They also considered comparisons of these fees to the expense information for the Fund’s peer group, as presented by management, in which the Fund’s management fee was lower than or equal to the management fees of the peer group funds, while the total annual net expense ratio was lower than the average and the mean total annual net expense ratio of the peer group funds. The Trustees also considered the fact that the Adviser has been waiving its portion of the management fee as the only investors in the Fund are advisory clients of the Adviser. The Trustees also reviewed the Adviser’s pro forma profitability analysis over a 12 month period beginning October 1, 2017 and the Adviser’s financial statements and insurance arrangements. The Trustees concluded that the Adviser’s projected profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the Advisory Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees reviewed and considered the 1.00% contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. The Trustees also considered that the advisory fee would be reduced by the amount of the sub-advisory fee paid to ABS Investment Management, LLC. The Trustees compared the fees and expenses of the Fund (including the Fund’s advisory fee) to those of a peer group of SEC registered fund of hedge funds noting that the proposed advisory fee is lower than or equal to each fund in the peer group and that the Fund’s proposed total annual expense ratio is lower than the average and mean total annual expense ratio of the peer group. The Trustees also reviewed and discussed the two new expenses to be paid by the Fund under the terms of the Amended Advisory Agreement: (1) the services of a third party consultant that specializes in hedge fund operational due diligence, risk management, and general asset class research; and (2) the travel expenses incurred by the Adviser in performing operational due diligence services. The Trustees also noted the Adviser’s statement that it currently does not believe an increase in the Fund’s assets would warrant a decrease in the management fee. After further discussion, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreement and the Fund’s projected overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that if the Fund’s assets grow significantly, the Adviser may benefit by gaining access to other investment products offered by private fund managers and the Adviser may offer these investment products to its advisory clients. The Trustees concluded that the anticipated benefits to be realized by Adviser from managing the Fund were acceptable.

Privacy Notice

FACTS	WHAT DOES PEACHTREE ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peachtree Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peachtree Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share

Questions?	Call (800) 657-3812

Who we are
Who is providing this notice?	Peachtree Alternative Strategies Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator and Transfer Agent)
What we do
How does Peachtree Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peachtree Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Homrich & Berg, Inc., the investment adviser to Peachtree Alternative Strategies Fund, and ABS Investment Management, LLC, the sub-adviser to Peachtree Alternative Strategies Fund, each could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■ Peachtree Alternative Strategies Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Peachtree Alternative Strategies Fund does not jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 657-3812 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephanie Lang, Chairwoman

Catherine Abely

Conrad S. Ciccotello

OFFICERS

Ford Donohue, President and Principal Executive Officer

Bryan W. Ashmus, Treasurer and Principal Financial Officer

Martin R. Dean, Chief Compliance Officer

Simon Berry, Secretary

Stephen L. Preston, Anti-Money Laundering Compliance Officer

INVESTMENT ADVISER

Homrich & Berg, Inc.

3060 Peachtree Rd. NW

Atlanta, GA 30305

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Bernstein Shur

100 Middle Street

P.O. Box 9729

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

(a)	NOT APPLICABLE [schedule filed with Item 1]

(b)	NOT APPLICABLE

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE- disclosed with annual report

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	NOT APPLICABLE- disclosed with annual report
(b)	As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous form N-CSR filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Trustees from shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) NOT APPLICABLE- disclosed with annual report

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Peachtree Alternative Strategies Fund

By (Signature and Title)*	/s/ Ford Donohue
Ford Donohue, President

Date	January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford Donohue
Ford Donohue, President and Principal Executive Officer

Date	January 5, 2018

By (Signature and Title)*	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	January 5, 2018

*	Print the name and title of each signing officer under his signature.